FAIR VALUE MEASUREMENT - Schedule of Changes In Fair Value of the Company's Level 3 Financial Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Puttable Common Stock from Exercise of Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 78,424	$ 79,186	$ 227,778	$ 146,712
Reclassification of current portion of put liability		(11,356)	(11,355)	639
Issuance of puttable warrants		0
Termination of put liability	(16,210)		(137,263)	(10,421)
Fair value adjustments	2,229	10,594	26	(71,267)
Conversion upon IPO	(64,443)
Ending balance	0	78,424	79,186	$ 227,778
Puttable Warrants Issued with Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	64,188	0
Reclassification of current portion of put liability		0
Issuance of puttable warrants		59,526
Termination of put liability	0
Fair value adjustments	1,172	4,662
Conversion upon IPO	(65,360)
Ending balance	$ 0	$ 64,188	$ 0